Fair Value Measurement (Details) - Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability [Abstract]
Balance as of January 1, 2021
Assumed warrant liability upon Merger	3,574
Changes in fair value	(1,113)
Balance as of September 30, 2021	$ 2,461